Deferred Revenue - Schedule of Recognised as Revenue in Future Periods (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Recognised As Revenue In Future Periods [Abstract]
6 to 12 months		$ 125,359	$ 85,359